ARRANGEMENTS WITH CHANG'AN HOSPITAL CO., LTD.	12 Months Ended
Dec. 31, 2011
ARRANGEMENTS WITH CHANG'AN HOSPITAL CO., LTD.

29.    ARRANGEMENTS WITH CHANG’AN HOSPITAL CO., LTD.

The Group has entered into the following agreements with Chang’an Hospital Co., Ltd. (“Chang’an”), a general hospital located in Xi’an in Shaanxi province in the PRC, which is also a significant customer of the Group, and certain of its related parties, including the controlling parent of Chang’an, Chang’an Information, a China-based conglomerate engaged in information technology, real estate and the medical industries; a subsidiary of Chang’an, Xi’an Century Friendship Medical Technology R&D Co., Ltd. (“Xi’an”), and another subsidiary controlled by Chang’an Information, Beijing Century Friendship Science & Technology Development Co., Ltd., (“Beijing Century”).

Management agreements to provide stand-alone management services

The Group entered into a five year Medical Equipment Entrusted Management Agreement on March 1, 2007 with Xi’an and Chang’an to provide management services with respect to radiotherapy and diagnostic equipment owned by Xi’an located in the oncology center of Chang’an. Commencing January 1, 2010, Concord has the option to purchase the radiotherapy and diagnostic equipment owned by Xi’an at fair value if the Chang’an oncology center’s annualized revenues achieves a certain targeted level. Total management services revenue recognized under this contract was RMB10,921, nil and nil for the years ended December 31, 2009 , 2010 and 2011, respectively. Accounts receivable related to this contract as at December 31, 2010 and 2011 was nil and nil, respectively.

On August 25, 2009, the Group exercised its option under the Medical Equipment Entrusted Management Agreement and the Group entered into an Equipment Purchase Agreement with Xi’an and Chang’an to acquire the radiotherapy and diagnostic equipment for a total cash consideration of RMB72,716. Concurrently, the Group also converted the stand-alone management services arrangement into a Lease and Management Service Agreement which has a term of 15 years and provides the Group with a percentage of net profit generated by Chang’an’s oncology center. Commencing September 2009, the Group records all revenue associated with this arrangement as lease and management services revenue. The depreciation expense of the associated equipment is recorded as lease and management services cost of revenues. Total lease and management service revenue recognized under this lease and management service agreement was RMB8,388, RMB21,462 and RMB13,674 (US$2,173) for the years ended December 31, 2009, 2010 and 2011, respectively. Accounts receivable related to this contract as at December 31, 2010 and 2011 was RMB14,635 and RMB28,571 (US$4,540), respectively.

On August 1, 2008, the Company signed an Entrusted Management Contract with Xi’an and Chang’an to provide general administrative management services to Chang’an. The service period is from August 1, 2008 to December 31, 2009. Under this arrangement, the Group earns a certain percentage of total monthly revenues of Chang’an. On January 1, 2010, the Company renewed Entrusted Management Contract with Chang’an to extend the service period to December 31, 2010. In accordance with the contract, the Group paid a performance guarantee deposit of RMB15,000 to a related party of Xi’an, which is refundable 5 days after the cancellation or expiration of the contract. In June 2011, the Entrusted Management Contract was further extended to the closing date of the acquisition of Chang'an. Total revenue recognized during the years ended December 31, 2009, 2010 and 2011 under this contract was RMB11,807, RMB18,190 and RMB28,234 (US$4,486), respectively. Accounts receivable related to this contract as at December 31, 2010 and 2011 was RMB16,997 and RMB45,232 (US$7,186), respectively.

Beijing Proton Treatment Center

On December 18, 2007, the Group entered into a framework agreement with Chang’an Information to build a Beijing Proton Treatment Center (“Proton Center”). The Proton Center will initially be established by Chang’an Information with a total registered capital of RMB100,000. The parties agreed that after certain capital injections from the Group, the Company will hold a 51.2% interest in the Proton Center, while Jian Chang Group Limited, a related party of Chang’an, will hold 28.8% and China-Japan Friendship Hospital, a state-owned hospital, will hold 20.0%. Once the Proton Center commences operations, the Group shall own a 51.2% controlling interest in the Proton Center and will consolidate the operating results and financial position within the Group. Additional contractual arrangements will be entered into by the Group once all relevant permits and approvals are obtained. In order for this framework agreement to become effective, the Group is required to pay a deposit of RMB10,000 (US$1,589); this deposit was not paid as of December 31, 2011.

To assist with this project, the Group has made deposits to Beijing Century in the amounts of RMB26,600 and RMB29,600 (US$4,703) as of December 31, 2010 and December 31, 2011, respectively, towards certain setup costs of the Proton Center repayable by December 31, 2011. All of the deposits are guaranteed by Chang’an Information or Mr. Shijie Cai (the ultimate controlling shareholder of Chang’an Information).

Chang’an CMS International Cancer Center

On July 1, 2008, the Group entered into a framework agreement with Xi’an to build a cancer center in northwest China. As at December 31, 2009 the Group paid a deposit of RMB15,007 to a related party of Xi’an in accordance with the framework agreement. In July 2010, the transaction was consummated with the Company paying RMB103,181 for a controlling interest of 52% in CCICC, while Xi’an holds a non-controlling interest of 48% (see note 4). The deposit was fully refunded in 2010. As it was anticipated that there could be delays for CCICC to obtain the necessary licenses, the contracting parties, in accordance with a supplemental agreement signed in July 2010, agreed that CCICC would be entitled to the profit from operations of the cancer department of Chang’an during the trial period from July 1, 2010 to the earlier of the date when the licenses were issued or December 31, 2010. Chang’an was also subject to penalty if the revenue and profit targets were not met. In May 2011, the supplemental agreement was further extended to the earlier of the date when the necessary licenses were obtained or when the parties mutually agreed to terminate it. Accordingly, CCICC recognized RMB8,254 and RMB23,742 (US$3,772) as other revenue in the consolidated statements of operations for the years ended December 31, 2010, and 2011, respectively. Account receivable related to the contract as at December 31, 2010 and 2011 was RMB8,254 and RMB23,111 (US$3,672), respectively.

The Group has also paid deposits to Xi’an to be used towards setup and construction costs of the CCICC amounting to RMB3,000 (US$477) as of December 31, 2010 and 2011.

Direct Financing Lease

On January 30, 2010, the Company entered into an Equipment Purchase Agreement with Xi’an to acquire certain general hospital facilities owned by Chang’an for a total consideration of RMB25,000. Concurrently, a direct financing lease agreement was entered into between the Company and Chang’an pursuant to which the purchased general hospital facilities would be subject to the direct financing lease for a term of five years commencing from February 2010. Chang’an was required to pay a non-refundable administrative fee of RMB1,250 under the finance lease agreement. The cash consideration after netting off the administrative fee was paid in February 2010. For the year ended December 31, 2011, the revenue recognized from the finance lease was RMB2,542 (US$404).

Acquisition of Chang’an

In January 2011, The Company entered into a framework agreement to acquire 52% equity interest in Chang’an from certain shareholders of the hospital. In March 2012, the Company entered into a purchase agreement to acquire such equity interest (note 31).

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Revenue:
Medical Equipment Entrusted Management Agreement	10,921	-	-	-
Entrusted Management Contract	11,807	18,190	28,234	4,486
Lease and Management Service Agreement	8,388	21,462	13,674	2,173
Trial operations of CCICC	-	8,254	23,742	3,772
Direct financing lease income	-	2,767	2,542	404
Total revenue	31,116	50,673	68,192	10,835

		As at December 31,
		2010	2011	2011
		RMB	RMB	US$

Net investment in direct financing leases		21,574	17,525	2,784
Accounts receivable due from Chang’an		39,886	96,914	15,398

The Group had the following deposits with Chang’an and its affiliated companies as at December 31, 2010 and 2011:

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$

Current – Entrusted Management Contract (note 9)	15,000	15,000	2,383
Non-current – Proton Center and CCICC (note 13)	29,600	32,600	5,180

Total	44,600	47,600	7,563